Inventories	6 Months Ended
Jun. 30, 2025
Disclosure of Measuring inventories [Abstract]
Inventories
11. Inventories
The following table provides a breakdown for inventories (net of the provision for slow moving and obsolete inventories):

(€ thousands)	At June 30, 2025	At December 31, 2024
Raw materials, ancillary materials and consumables	104,619	90,461
Work-in-progress and semi-finished products	51,758	49,442
Finished goods	349,304	381,112
Total inventories	505,681	521,015

The amount of provisions for slow moving and obsolete inventories (net of releases) recognized for the six months ended June 30, 2025 and 2024 was €14,974 thousand and €7,775 thousand, respectively.